Offsetting financial assets (Detail) - USD ($) $ in Billions	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024
Derivative financial instruments
Disclosure Of Offsetting Of Financial Assets [Line Items]
Further netting potential not recognized on the balance sheet	$ (153.5)	$ (123.2)	$ (162.6)
of which: netting of recognized financial liabilities	(130.5)	(100.9)	(135.6)
of which: netting with collateral received	(23.0)	(22.3)	(27.1)
Assets, after consideration of further netting potential	17.1	15.4	23.8
Cash collateral receivables on derivative instruments
Disclosure Of Offsetting Of Financial Assets [Line Items]
Assets based on IFRS netting	45.5	39.0	44.0
Further netting potential not recognized on the balance sheet	(29.2)	(24.3)	(28.3)
of which: netting of recognized financial liabilities	(27.3)	(22.2)	(25.9)
of which: netting with collateral received	(2.0)	(2.1)	(2.4)
Assets, after consideration of further netting potential	$ 16.2	$ 14.7	$ 15.7